                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06044

Morgan Stanley European Growth Fund Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley European Growth Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report

For the six-month period ended April 30, 2004

TOTAL RETURN FOR THE SIX MONTH PERIOD ENDED APRIL 30, 2004

                                                MORGAN
                                               STANLEY      LIPPER
                                               CAPITAL    EUROPEAN
                                         INTERNATIONAL      REGION
                                         (MSCI) EUROPE       FUNDS
CLASS A   CLASS B    CLASS C   CLASS D        INDEX(1)    INDEX(2)
  9.58%     9.73%      9.18%     9.74%          12.87%      13.01%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURE ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Global equity markets delivered solid returns during the six-month period ended April 30, 2004, as the market recovery that began in early 2003 continued. The first half of the six-month period had all the hallmarks of a cyclical recovery, with high-beta sectors leading more-stable ones while small-cap companies outperformed their larger counterparts. Earnings growth accelerated at a rapid pace typical of a cyclical rally during this period. In early 2004, higher oil prices and a stronger U.S. economy raised fears that interest rates might be rising sooner than anticipated. The prospect of significantly higher rates signaled investors' growing concerns that the economic cycle had matured. As a result, sector leadership changed, from economically sensitive sectors to more-stable ones as investors sought protection from rising interest rates and a slower growth outlook.

European economies lagged the rapid growth in other regions of the world as several large European economies --particularly Germany -- posted slower economic growth data than did other regions. Equity returns in Europe were helped by a stronger euro in the period. Among the best-performing countries in Europe were Sweden and Spain. Sweden benefited more than other European countries from the cyclical recovery, and its industrial sector -- especially telecom device manufacturers -- posted strong gains. Spanish equities' performance was driven by major banks and other companies with high exposure to Latin America, a region that rallied strongly during the period. On the other hand, the worst-performing country in the MSCI Europe Index was Finland, which suffered as cellular handset producer Nokia posted poor earnings and lost market share.

From a sector perspective, European utility and energy sectors rode high energy prices and investor concerns about monetary policy shifts to strong performance during the period. Information technology, in contrast, suffered on a sector-wide basis, due in part to Nokia's struggles.

PERFORMANCE ANALYSIS

Morgan Stanley European Growth Fund underperformed the MSCI Europe Index as well as the Lipper European Region Funds Index for the six-month period ended April 30, 2004. The Fund's overall investment strategy emphasizes fundamental, bottom-up research to generate a portfolio of companies that are well positioned for consistent, long-term growth and cash-flow generation. As a result of this strategy and current stock research, the Fund had an overweighted position in the high-growth sectors of information technology, media and life insurance, while being underweighted in such slow-growth sectors as utilities and the commoditized materials and energy sectors relative to the MSCI Europe Index. Several of the stock picks for the Fund hindered its performance, namely our overweighted allocation to Nokia relative to the MSCI Europe Index and an investment in Shell Transport & Trading. This is the U.K. affiliate of Royal Dutch Shell, which suffered after reports surfaced that the company had overstated its future oil and gas reserves.

On a more positive note, the Fund benefited from several key positions. Stock selection in the industrial and materials sectors contributed most to overall fund performance. A chemical company, the Switzerland-based Syngenta, and a medium-sized pharmaceutical company, Norway-based Novo Nordisk, were among the strongest performers. The Fund bought these companies at attractive valuations and benefited as they rallied after posting strong earnings growth and cash-flow generation.

   TOP 10 HOLDINGS

   Vodafone Group Plc                           4.3%

   Royal Bank of Scotland                       3.0

   Total, S.A.                                  2.9

   Siemens AG (Reg)                             2.7

   Astrazeneca Plc                              2.6

   UBS AG-Reg                                   2.5

   BP Plc                                       2.5

   HSBC Holdings Plc                            2.5

   Banco Bilbao Vizcaya Argentaria              2.4

   Glaxosmithkline Plc                          2.3

   TOP FIVE COUNTRIES

   United Kingdom                              35.0%

   France                                      13.2

   Germany                                     11.8

   Switzerland                                  8.6

   Netherlands                                  7.8

DATA AS OF APRIL 30, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN SECURITIES ISSUED BY ISSUERS LOCATED IN EUROPEAN COUNTRIES. A COMPANY IS CONSIDERED TO BE LOCATED IN EUROPE IF (i) IT IS ORGANIZED UNDER THE LAWS OF A EUROPEAN COUNTRY AND HAS A PRINCIPAL OFFICE IN A EUROPEAN COUNTRY; (ii) IT DERIVES AT LEAST 50% OF ITS TOTAL REVENUES FROM BUSINESSES IN EUROPE; OR (iii) ITS EQUITY SECURITIES ARE TRADED PRINCIPALLY ON A STOCK EXCHANGE IN EUROPE. THE PRINCIPAL COUNTRIES IN WHICH THE FUND INVESTS ARE FRANCE, THE UNITED KINGDOM, GERMANY, THE NETHERLANDS, SPAIN, SWEDEN, SWITZERLAND AND ITALY.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

Performance Summary


AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED APRIL 30, 2004

                                     CLASS A SHARES*      CLASS B SHARES**     CLASS C SHARES+      CLASS D SHARES++
                                    (SINCE 07/28/97)     (SINCE 06/01/90)     (SINCE 07/28/97)    (SINCE 07/28/97)
  SYMBOL                                     EUGAX                EUGBX                EUGCX               EUGDX
  1 YEAR                                   25.85%(3)            25.75%(3)            24.86%(3)             26.02%(3)
                                           19.24(4)             20.75(4)             23.86(4)                 --

  5 YEARS                                  (0.07)(3)            (0.69)(3)            (0.83)(3)              0.14(3)
                                           (1.14)(4)            (0.98)(4)            (0.83)(4)                --

  10 YEARS                                    --                 8.55(3)                --                    --
                                              --                 8.55(4)                --                    --

  SINCE INCEPTION                           4.05(3)              8.63(3)              3.27(3)               4.45(3)
                                            3.22(4)              8.63(4)              3.27(4)                 --

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


Notes on Performance

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, ITALY, THE NETHERLANDS, NORWAY, SPAIN, SWEDEN, SWITZERLAND, IRELAND, PORTUGAL, AND THE UNITED KINGDOM. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER EUROPEAN REGION FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER EUROPEAN REGION FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

MORGAN STANLEY EUROPEAN GROWTH FUND INC.

PORTFOLIO OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED)

NUMBER OF
 SHARES                                                              VALUE
-------------------------------------------------------------------------------
             COMMON AND PREFERRED STOCKS AND
             RIGHTS (98.0%)

             DENMARK (1.5%)
             PHARMACEUTICALS: MAJOR
   270,446   Novo Nordisk AS (Series B)                          $   12,845,619
                                                                 --------------
             FINLAND (3.6%)
             INFORMATION TECHNOLOGY
             SERVICES
   371,662   TietoEnator Oyj                                         11,066,337
                                                                 --------------
             MULTI-LINE INSURANCE
   501,499   Sampo Oyj (A Shares)                                     4,801,160
                                                                 --------------
             TELECOMMUNICATION
             EQUIPMENT
 1,001,814   Nokia Oyj                                               14,092,385
                                                                 --------------
             TOTAL FINLAND                                           29,959,882
                                                                 --------------
             FRANCE (13.2%)
             BROADCASTING
   366,967   M6 Metropole Television                                 10,680,310
                                                                 --------------
             DATA PROCESSING SERVICES
   121,571   Atos Origin SA*                                          7,042,969
                                                                 --------------
             ELECTRICAL PRODUCTS
   257,856   Schneider Electric S.A.                                 17,363,724
                                                                 --------------
             HOUSEHOLD/PERSONAL CARE
   115,623   L'Oreal S.A.                                             8,714,133
                                                                 --------------
             INTEGRATED OIL
   131,540   Total S.A.                                              24,319,412
                                                                 --------------
             MAJOR BANKS
   215,814   BNP Paribas S.A.                                        12,955,276
                                                                 --------------
             MAJOR TELECOMMUNICATIONS
   115,089   France Telecom S.A.*                                     2,775,920
                                                                 --------------
             MULTI-LINE INSURANCE
   919,943   AXA                                                     19,366,984
                                                                 --------------
             OILFIELD SERVICES/EQUIPMENT
    53,966   Technip S.A.*                                            7,474,934
                                                                 --------------
             TOTAL FRANCE                                           110,693,662
                                                                 --------------
             GERMANY (11.8%)
             APPAREL/FOOTWEAR
    54,747   Adidas-Salomon AG                                   $    6,319,697
                                                                 --------------
             INDUSTRIAL CONGLOMERATES
   318,164   Siemens AG                                              22,968,752
                                                                 --------------
             INVESTMENT BANKS/BROKERS
   190,463   Deutsche Boerse AG                                      10,470,402
                                                                 --------------
             MEDICAL/NURSING SERVICES
   175,767   Fresenius Medical Care AG                               12,240,306
                                                                 --------------
             MOTOR VEHICLES
   231,077   Bayerische Motoren Werke
              (BMW) AG                                                9,959,246
    17,085   Porsche AG (Pref.)                                      10,594,280
                                                                 --------------
                                                                     20,553,526
                                                                 --------------
             MULTI-LINE INSURANCE
    82,177   Allianz AG
              (Registered Shares)*                                    8,715,091
                                                                 --------------
             PACKAGED SOFTWARE
    76,957   SAP AG                                                  11,664,549
                                                                 --------------
             SEMICONDUCTORS
   509,806   Infineon Technologies AG*                                6,529,982
                                                                 --------------
             TOTAL GERMANY                                           99,462,305
                                                                 --------------
             ITALY (3.9%)
             INTEGRATED OIL
   498,607   ENI SpA                                                 10,132,428
                                                                 --------------
             MAJOR BANKS
 2,095,693   Unicredito Italiano SpA                                  9,768,021
                                                                 --------------
             MAJOR TELECOMMUNICATIONS
 3,944,863   Telecom Italia SpA*                                     12,644,016
                                                                 --------------
             TOTAL ITALY                                             32,544,465
                                                                 --------------
             NETHERLANDS (7.8%)
             FOOD: SPECIALTY/CANDY
   474,110   Koninklijke Numico NV*                                  13,122,616
                                                                 --------------
             INDUSTRIAL CONGLOMERATES
   614,662   Koninklijke (Royal) Philips
              Electronics NV                                         16,733,008
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                              VALUE
-------------------------------------------------------------------------------
             INTEGRATED OIL
   222,801   Royal Dutch Petroleum Co.                           $   10,830,574
                                                                 --------------
             LIFE/HEALTH INSURANCE
   927,835   Aegon NV                                                12,140,112
                                                                 --------------
             PUBLISHING:
             BOOKS/MAGAZINES
   775,205   Wolters Kluwer NV                                       13,050,351
                                                                 --------------
             TOTAL NETHERLANDS                                       65,876,661
                                                                 --------------
             SPAIN (7.0%)
             CABLE/SATELLITE TV
    96,835   Sogecable, S.A.*                                         4,144,509
                                                                 --------------
             ENGINEERING & CONSTRUCTION
   190,835   ACS, Actividades
              de Construccion y
              Servicios, S.A.                                         9,267,529
   157,201   Grupo Ferrovial, S.A.                                    6,266,679
                                                                 --------------
                                                                     15,534,208
                                                                 --------------
             MAJOR BANKS
 1,541,441   Banco Bilbao Vizcaya
              Argentaria, S.A.                                       20,334,970
                                                                 --------------
             MAJOR TELECOMMUNICATIONS
 1,259,710   Telefonica S.A.*                                        18,731,462
                                                                 --------------
             TOTAL SPAIN                                             58,745,149
                                                                 --------------
             SWEDEN (5.6%)
             AUTO PARTS: O.E.M.
   232,559   Autoliv, Inc. (SDR)                                      9,891,724
                                                                 --------------
             ELECTRONICS/APPLIANCES
   235,842   Electrolux AB (Series B)                                 4,660,726
   233,070   Electrolux AB (Rights)*                                     74,732
                                                                 --------------
                                                                      4,735,458
                                                                 --------------
             INDUSTRIAL MACHINERY
   960,853   Assa Abloy AB (B Shares)                                11,694,870
                                                                 --------------
             METAL FABRICATIONS
   318,759   SKF AB (B Shares)                                       10,929,977
                                                                 --------------
             MISCELLANEOUS COMMERCIAL
             SERVICES
   546,287   Securitas AB (B Shares)                             $    7,864,462
                                                                 --------------
             TELECOMMUNICATION
             EQUIPMENT
   808,458   Telefonaktiebolaget
              LM Ericsson*                                            2,190,197
                                                                 --------------
             TOTAL SWEDEN                                            47,306,688
                                                                 --------------
             SWITZERLAND (8.6%)
             CHEMICALS: AGRICULTURAL
    77,394   Syngenta AG                                              6,197,613
                                                                 --------------
             FINANCIAL CONGLOMERATES
   300,540   UBS AG
              (Registered Shares)                                    21,376,012
                                                                 --------------
             MAJOR BANKS
   393,084   Credit Suisse Group                                     13,865,343
                                                                 --------------
             PHARMACEUTICALS: MAJOR
   353,293   Novartis AG
              (Registered Shares)                                    15,761,296
   145,290   Roche Holding AG                                        15,251,189
                                                                 --------------
                                                                     31,012,485
                                                                 --------------
             TOTAL SWITZERLAND                                       72,451,453
                                                                 --------------
             UNITED KINGDOM (35.0%)
             ADVERTISING/MARKETING
             SERVICES
 1,213,048   WPP Group PLC                                           11,987,083
   169,921   Yell Group PLC                                             958,852
                                                                 --------------
                                                                     12,945,935
                                                                 --------------
             BEVERAGES: ALCOHOLIC
   740,235   Diageo PLC                                               9,952,663
                                                                 --------------
             BIOTECHNOLOGY
   263,254   Celltech Group PLC*                                      1,966,271
                                                                 --------------
             BROADCASTING
 4,356,762   ITV PLC                                                  9,562,942
                                                                 --------------
             CABLE/SATELLITE TV
 1,059,558   British Sky Broadcasting
              Group PLC                                              12,541,795
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                              VALUE
-------------------------------------------------------------------------------
             FINANCIAL CONGLOMERATES
 1,601,644   Lloyds TSB Group PLC                                $   11,998,427
                                                                 --------------
             FOOD RETAIL
 2,634,330   Tesco PLC                                               11,646,462
                                                                 --------------
             INTEGRATED OIL
 2,458,919   BP PLC                                                  21,304,904
                                                                 --------------
             INVESTMENT MANAGERS
   590,570   Amvescap PLC                                             3,901,963
                                                                 --------------
             LIFE/HEALTH INSURANCE
 1,786,002   Prudential PLC                                          14,061,978
                                                                 --------------
             MAJOR BANKS
 1,908,742   Barclays PLC                                            17,250,390
 1,458,811   HSBC Holdings PLC                                       20,949,378
   850,968   Royal Bank of Scotland
              Group PLC                                              25,605,363
                                                                 --------------
                                                                     63,805,131
                                                                 --------------
             MEDICAL SPECIALTIES
   934,393   Smith & Nephew PLC                                       9,507,488
                                                                 --------------
             MISCELLANEOUS COMMERCIAL
             SERVICES
 2,004,866   Hays PLC                                                 4,204,633
                                                                 --------------
             OTHER METALS/MINERALS
 1,071,377   Vedanta Resources PLC*                                   5,826,725
                                                                 --------------
             PHARMACEUTICALS: MAJOR
   468,287   AstraZeneca PLC                                         21,947,395
   951,537   GlaxoSmithKline PLC                                     19,735,915
                                                                 --------------
                                                                     41,683,310
                                                                 --------------
             PUBLISHING:
             BOOKS/MAGAZINES
   265,048   EMAP PLC                                                 4,072,398
                                                                 --------------
             RESTAURANTS
 1,524,806   Compass Group PLC                                        9,620,634
                                                                 --------------
             SPECIALTY STORES
 3,306,796   MFI Furniture Group PLC                                  9,212,462
                                                                 --------------
             WIRELESS TELECOMMUNICATIONS
14,774,544   Vodafone Group PLC                                  $   35,974,552
                                                                 --------------
             TOTAL UNITED KINGDOM                                   293,790,673
                                                                 --------------
             TOTAL COMMON STOCKS AND
              PREFERRED STOCKS AND RIGHTS
              (COST $686,990,756)                                   823,676,557
                                                                 --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
             SHORT-TERM INVESTMENT (1.5%)
             REPURCHASE AGREEMENT
$   12,292   Joint repurchase agreement
              account 1.01% due
              05/03/04 (dated
              04/30/04; proceeds
              $12,293,035) (a)
              (COST $12,292,000)                                     12,292,000
                                                                 --------------
TOTAL INVESTMENTS
 (COST $699,282,756) (b)                              99.5%         835,968,557

OTHER ASSETS IN EXCESS OF
 LIABILITIES                                           0.5            4,296,692
                                                     -----       --------------
NET ASSETS                                           100.0%      $  840,265,249
                                                     =====       ==============

----------
     SDR  SWEDISH DEPOSITORY RECEIPT.
      *   NON-INCOME PRODUCING SECURITY.
     (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $149,473,189 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $12,787,388, RESULTING IN NET UNREALIZED APPRECIATION OF $136,685,801.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN GROWTH FUND INC.

SUMMARY OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED)

                                                                     PERCENT OF
INDUSTRY                                                VALUE        NET ASSETS
-------------------------------------------------------------------------------
Advertising/Marketing
 Services                                           $  12,945,935       1.5%
Apparel/Footwear                                        6,319,697       0.8
Auto Parts: O.E.M.                                      9,891,724       1.2
Beverages: Alcoholic                                    9,952,663       1.2
Biotechnology                                           1,966,271       0.2
Broadcasting                                           20,243,252       2.4
Cable/Satellite TV                                     16,686,304       2.0
Chemicals: Agricultural                                 6,197,613       0.7
Data Processing Services                                7,042,969       0.8
Electrical Products                                    17,363,724       2.1
Electronics/Appliances                                  4,735,458       0.6
Engineering & Construction                             15,534,208       1.9
Financial Conglomerates                                33,374,439       4.0
Food Retail                                            11,646,462       1.4
Food: Specialty/Candy                                  13,122,616       1.6
Household/Personal Care                                 8,714,133       1.0
Industrial Conglomerates                               39,701,760       4.7
Industrial Machinery                                   11,694,870       1.4
Information Technology
 Services                                              11,066,337       1.3
Integrated Oil                                         66,587,318       7.9
Investment Banks/Brokers                               10,470,402       1.2
Investment Managers                                     3,901,963       0.5
Life/Health Insurance                                  26,202,090       3.1
Major Banks                                           120,728,741      14.4
Major Telecommunications                               34,151,398       4.1
Medical Specialties                                     9,507,488       1.1
Medical/Nursing Services                               12,240,306       1.5
Metal Fabrications                                     10,929,977       1.3
Miscellaneous Commercial
 Services                                              12,069,095       1.4
Motor Vehicles                                         20,553,526       2.4
Multi-Line Insurance                                   32,883,235       3.9
Oilfield Services/Equipment                             7,474,934       0.9
Other Metals/Minerals                                   5,826,725       0.7
Packaged Software                                      11,664,549       1.4
Pharmaceuticals: Major                                 85,541,414      10.2
Publishing: Books/
 Magazines                                             17,122,749       2.0
Repurchase Agreement                                   12,292,000       1.5
Restaurants                                         $   9,620,634       1.1%
Semiconductors                                          6,529,982       0.8
Specialty Stores                                        9,212,462       1.1
Telecommunication Equipment                            16,282,582       1.9
Wireless Telecommunications                            35,974,552       4.3
                                                    -------------      ----
                                                    $ 835,968,557      99.5%
                                                    =============      ====

                                                                     PERCENT OF
TYPE OF INVESTMENT                                      VALUE        NET ASSETS
-------------------------------------------------------------------------------
Common Stocks                                       $ 813,007,545      96.8%
Preferred Stocks                                       10,594,280       1.3
Rights                                                     74,732       0.0
Short-Term Investments                                 12,292,000       1.5
                                                    -------------      ----
                                                    $ 835,968,557      99.5%
                                                    =============      ====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN GROWTH FUND INC.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $699,282,756)                                     $  835,968,557
Cash                                                                                               553,440
Receivable for:
  Dividends                                                                                      3,274,222
  Foreign withholding taxes reclaimed                                                            1,135,139
  Capital stock sold                                                                                91,638
Prepaid expenses and other assets                                                                  212,806
Receivable from affiliate                                                                        1,404,808
                                                                                            --------------
    TOTAL ASSETS                                                                               842,640,610
                                                                                            --------------
LIABILITIES:
Payable for:
  Capital stock redeemed                                                                           809,906
  Distribution fee                                                                                 662,806
  Investment management fee                                                                        660,406
Accrued expenses and other payables                                                                242,243
                                                                                            --------------
    TOTAL LIABILITIES                                                                            2,375,361
                                                                                            --------------
    NET ASSETS                                                                              $  840,265,249
                                                                                            ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                             $  968,225,474
Net unrealized appreciation                                                                    136,696,389
Accumulated undistributed net investment income                                                  4,824,927
Accumulated net realized loss                                                                 (269,481,541)
                                                                                            --------------
    NET ASSETS                                                                              $  840,265,249
                                                                                            ==============
CLASS A SHARES:
Net Assets                                                                                  $   16,028,306
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                               1,107,440
    NET ASSET VALUE PER SHARE                                                               $        14.47
                                                                                            ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                         $        15.27
                                                                                            ==============
CLASS B SHARES:
Net Assets                                                                                  $  760,498,004
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                              54,346,066
    NET ASSET VALUE PER SHARE                                                               $        13.99
                                                                                            ==============
CLASS C SHARES:
Net Assets                                                                                  $   18,468,725
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                               1,328,498
    NET ASSET VALUE PER SHARE                                                               $        13.90
                                                                                            ==============
CLASS D SHARES:
Net Assets                                                                                  $   45,270,214
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                               3,039,418
    NET ASSET VALUE PER SHARE                                                               $        14.89
                                                                                            ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $1,407,302 foreign withholding tax)                                       $   10,010,243
Interest                                                                                            80,532
                                                                                            --------------
    TOTAL INCOME                                                                                10,090,775
                                                                                            --------------
EXPENSES
Investment management fee                                                                        4,152,961
Distribution fee (Class A shares)                                                                   20,520
Distribution fee (Class B shares)                                                                4,060,326
Distribution fee (Class C shares)                                                                   97,407
Transfer agent fees and expenses                                                                   587,987
Custodian fees                                                                                     141,819
Shareholder reports and notices                                                                     48,922
Professional fees                                                                                   24,592
Registration fees                                                                                   20,215
Directors' fees and expenses                                                                         5,945
Other                                                                                               13,268
                                                                                            --------------
    TOTAL EXPENSES                                                                               9,173,962

Less: distribution fee rebate (Class B shares)                                                  (4,058,481)
                                                                                            --------------
    NET EXPENSES                                                                                 5,115,481
                                                                                            --------------
    NET INVESTMENT INCOME                                                                        4,975,294
                                                                                            --------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN/LOSS ON:
Investments                                                                                     67,162,370
Foreign exchange transactions                                                                     (279,146)
                                                                                            --------------
    NET REALIZED GAIN                                                                           66,883,224
                                                                                            --------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                                     12,894,191
Translation of forward foreign currency contracts, other assets and liabilities
  denominated in foreign currencies                                                                (79,468)
                                                                                            --------------
    NET APPRECIATION                                                                            12,814,723
                                                                                            --------------
    NET GAIN                                                                                    79,697,947
                                                                                            --------------
NET INCREASE                                                                                $   84,673,241
                                                                                            ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX       FOR THE YEAR
                                                                           MONTHS ENDED          ENDED
                                                                          APRIL 30, 2004    OCTOBER 31, 2003
                                                                          --------------    ----------------
                                                                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                     $    4,975,294     $    2,944,962
Net realized gain (loss)                                                      66,883,224        (35,065,578)
Net change in unrealized appreciation                                         12,814,723        152,054,048
                                                                          --------------     --------------

    NET INCREASE                                                              84,673,241        119,933,432
                                                                          --------------     --------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                  (125,548)                --
Class B shares                                                                (2,575,184)                --
Class C shares                                                                   (13,766)                --
Class D shares                                                                  (445,988)                --
                                                                          --------------     --------------

    TOTAL DIVIDENDS                                                           (3,160,486)                --
                                                                          --------------     --------------

Net decrease from capital stock transactions                                 (96,460,109)      (213,539,916)
                                                                          --------------     --------------

    NET DECREASE                                                             (14,947,354)       (93,606,484)

NET ASSETS:
Beginning of period                                                          855,212,603        948,819,087
                                                                          --------------     --------------
END OF PERIOD
(Including accumulated undistributed net investment income of
$4,824,927 and $3,010,119, respectively)                                  $  840,265,249     $  855,212,603
                                                                          ==============     ==============


                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN GROWTH FUND INC.

NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2004 (UNAUDITED)


1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley European Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Limited (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Manager using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of net assets not exceeding $500 million; 0.90% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; 0.85% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.825% to the portion of daily net assets in excess of $3 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $1,661,184 for the six months ended April 30, 2004.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of April 30, 2004.

For the six months ended April 30, 2004, the Distributor rebated a portion of the distribution fees paid by the Fund on Class B shares in the amount of $4,058,481. Included in the Statement of Assets and Liabilities is a receivable from affiliate which represents a distribution fee rebate due to the Fund.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $904, $241,995 and $541, respectively and received $33,584 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2004 aggregated $376,239,271 and $475,646,160, respectively.

At April 30, 2004, Morgan Stanley Fund of Funds -- International Portfolio, an affiliate of the Investment Manager, Sub-Advisor and Distributor, owned 2,543,436 Class D shares of capital stock of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor, and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended April 30, 2004 included in Directors' fees and expenses in the Statement of Operations amounted to $5,945. At April 30, 2004, the Fund had an accrued pension liability of $59,609 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At April 30, 2004, investments in securities of issuers in the United Kingdom represented 35.0% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

6. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2003, the Fund had a net capital loss carryforward of $319,655,718 of which $162,858,416 will expire on October 31, 2009, $102,923,112 will expire on October 31, 2010 and $53,874,190 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2003, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and foreign tax credit pass-throughs.

7. CAPITAL STOCK
Transactions in capital stock were as follows:

                                                      FOR THE SIX                    FOR THE YEAR
                                                      MONTHS ENDED                      ENDED
                                                     APRIL 30, 2004                OCTOBER 31, 2003
                                               ----------------------------   ----------------------------
                                                       (UNAUDITED)
                                                 SHARES          AMOUNT          SHARES         AMOUNT
                                               ----------    --------------   -----------   --------------
CLASS A SHARES
Sold                                              218,640    $    3,290,377    20,595,524   $  240,024,811
Reinvestment of dividends                           7,674           110,742            --               --
Redeemed                                         (367,839)       (5,450,922)  (20,936,181)    (248,059,299)
                                               ----------    --------------   -----------   --------------
Net decrease -- Class A                          (141,525)       (2,049,803)     (340,657)      (8,034,488)
                                               ----------    --------------   -----------   --------------
CLASS B SHARES
Sold                                              987,747        14,001,750     2,602,222       28,926,477
Reinvestment of dividends                         166,797         2,323,489            --               --
Redeemed                                       (7,618,388)     (107,980,886)  (20,026,785)    (225,759,996)
                                               ----------    --------------   -----------   --------------
Net decrease -- Class B                        (6,463,844)      (91,655,647)  (17,424,563)    (196,833,519)
                                               ----------    --------------   -----------   --------------
CLASS C SHARES
Sold                                               86,239         1,219,844       818,242        9,094,822
Reinvestment of dividends                             941            13,081            --               --
Redeemed                                         (217,295)       (3,066,384)   (1,239,678)     (13,947,336)
                                               ----------    --------------   -----------   --------------
Net decrease -- Class C                          (130,115)       (1,833,459)     (421,436)      (4,852,514)
                                               ----------    --------------   -----------   --------------
CLASS D SHARES
Sold                                              100,610         1,530,271     4,540,208       51,606,931
Reinvestment of dividends                           4,805            71,313            --               --
Redeemed                                         (164,364)       (2,522,784)   (4,799,575)     (55,426,326)
                                               ----------    --------------   -----------   --------------
Net decrease -- Class D                           (58,949)         (921,200)     (259,367)      (3,819,395)
                                               ----------    --------------   -----------   --------------
Net decrease in Fund                           (6,794,433)   $  (96,460,109)  (18,446,023)  $ (213,539,916)
                                               ==========    ==============   ===========   ==============

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY EUROPEAN GROWTH FUND INC.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                FOR THE SIX                         FOR THE YEAR ENDED OCTOBER 31,
                                                MONTHS ENDED       ------------------------------------------------------------
                                               APRIL 30, 2004        2003            2002        2001        2000        1999
                                               --------------      --------        --------    --------    --------    --------
                                                (UNAUDITED)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period              $  13.30         $  11.51        $  13.35    $  20.17    $  20.70    $  19.45
                                                  --------         --------        --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment income++                             0.06             0.12            0.06        0.07        0.05        0.10
  Net realized and unrealized gain (loss)             1.21             1.67           (1.67)      (3.71)       2.34        3.03
                                                  --------         --------        --------    --------    --------    --------
Total income (loss) from investment operations        1.27             1.79           (1.61)      (3.64)       2.39        3.13
                                                  --------         --------        --------    --------    --------    --------

Less dividends and distributions from:
  Net investment income                              (0.10)               -           (0.23)          -           -           -
  Net realized gain                                      -                -               -       (3.18)      (2.92)      (1.88)
                                                  --------         --------        --------    --------    --------    --------
Total dividends and distributions                    (0.10)               -           (0.23)      (3.18)      (2.92)      (1.88)
                                                  --------         --------        --------    --------    --------    --------

Net asset value, end of period                    $  14.47         $  13.30        $  11.51    $  13.35    $  20.17    $  20.70
                                                  ========         ========        ========    ========    ========    ========

TOTAL RETURN+                                         9.58%(1)        15.55%         (12.41)%    (21.07)%     10.92%      16.75%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                              1.35%(2)         1.45%           1.38%       1.27%       1.29%       1.36%
Net investment income                                 0.90%(2)         0.79%           0.41%       0.43%       0.23%       0.44%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $ 16,028         $ 16,612        $ 18,294    $ 22,604    $ 53,012    $ 26,600
Portfolio turnover rate                                 43%(1)           89%             51%         86%         71%         56%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                FOR THE SIX                         FOR THE YEAR ENDED OCTOBER 31,
                                                MONTHS ENDED       ------------------------------------------------------------
                                               APRIL 30, 2004        2003            2002        2001        2000        1999
                                               --------------      --------        --------    --------    --------    --------
                                                (UNAUDITED)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period              $  12.79         $  11.12        $  12.88    $  19.70    $  20.41    $  19.34
                                                  --------         --------        --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment income (loss)++                      0.01             0.03           (0.05)      (0.06)      (0.11)      (0.07)
  Net realized and unrealized gain (loss)             1.23             1.64           (1.62)      (3.58)       2.32        3.02
                                                  --------         --------        --------    --------    --------    --------

Total income (loss) from investment operations        1.24             1.67           (1.67)      (3.64)       2.21        2.95
                                                  --------         --------        --------    --------    --------    --------

Less dividends and distributions from:
  Net investment income                              (0.04)               -           (0.09)          -           -           -
  Net realized gain                                      -                -               -       (3.18)      (2.92)      (1.88)
                                                  --------         --------        --------    --------    --------    --------
Total dividends and distributions                    (0.04)               -           (0.09)      (3.18)      (2.92)      (1.88)
                                                  --------         --------        --------    --------    --------    --------

Net asset value, end of period                    $  13.99         $  12.79        $  11.12    $  12.88    $  19.70    $  20.41
                                                  ========         ========        ========    ========    ========    ========

TOTAL RETURN+                                         9.73%(1)        15.02%         (13.11)%    (21.68)%     10.05%      15.84%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                              1.11%(2)(4)      1.94%(4)        2.15%       2.10%       2.05%       2.13%
Net investment income (loss)                          1.14%(2)(4)      0.30%(4)       (0.36)%     (0.40)%     (0.53)%     (0.33)%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions            $    760         $    778        $    870    $  1,335    $  2,206    $  2,090
Portfolio turnover rate                                 43%(1)           89%             51%         86%         71%         56%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE DISTRIBUTOR HAD NOT REBATED A PORTION OF ITS FEES TO THE FUND, THE EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                            EXPENSE    NET INVESTMENT
          PERIOD ENDED                       RATIO      INCOME RATIO
         --------------                     -------    --------------
         APRIL 30, 2004                      2.11%           0.14%
         OCTOBER 31, 2003                    2.20%           0.04%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                FOR THE SIX                         FOR THE YEAR ENDED OCTOBER 31,
                                                MONTHS ENDED       ------------------------------------------------------------
                                               APRIL 30, 2004        2003            2002        2001        2000        1999
                                               --------------      --------        --------    --------    --------    --------
                                                (UNAUDITED)
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period              $  12.74         $  11.11        $  12.85    $  19.67    $  20.38    $  19.31
                                                  --------         --------        --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment income (loss)++                      0.01             0.00           (0.04)      (0.06)      (0.11)      (0.05)
  Net realized and unrealized gain (loss)             1.16             1.63           (1.61)      (3.58)       2.32        3.00
                                                  --------         --------        --------    --------    --------    --------

Total income (loss) from investment operations        1.17             1.63           (1.65)      (3.64)       2.21        2.95
                                                  --------         --------        --------    --------    --------    --------

Less dividends and distributions from:
  Net investment income                              (0.01)               -           (0.09)          -           -           -
  Net realized gain                                      -                -               -       (3.18)      (2.92)      (1.88)
                                                  --------         --------        --------    --------    --------    --------
Total dividends and distributions                    (0.01)               -           (0.09)      (3.18)      (2.92)      (1.88)
                                                  --------         --------        --------    --------    --------    --------

Net asset value, end of period                    $  13.90         $  12.74        $  11.11    $  12.85    $  19.67    $  20.38
                                                  ========         ========        ========    ========    ========    ========

TOTAL RETURN+                                         9.18%(1)        14.67%         (12.98)%    (21.76)%     10.11%      15.87%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                              2.11%(2)         2.20%           2.08%       2.10%       2.05%       2.13%
Net investment income (loss)                          0.14%(2)         0.04%          (0.29)%     (0.40)%     (0.53)%     (0.33)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $ 18,469         $ 18,581        $ 20,881    $ 29,075    $ 46,886    $ 31,211
Portfolio turnover rate                                 43%(1)           89%             51%         86%         71%         56%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                FOR THE SIX                         FOR THE YEAR ENDED OCTOBER 31,
                                                MONTHS ENDED       ------------------------------------------------------------
                                               APRIL 30, 2004        2003            2002        2001        2000        1999
                                               --------------      --------        --------    --------    --------    --------
                                                (UNAUDITED)
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period              $  13.70         $  11.83        $  13.73    $  20.61    $  21.05    $  19.72
                                                  --------         --------        --------    --------    --------    --------
Income (loss) from investment operations:
  Net investment income++                             0.08             0.13            0.09        0.10        0.12        0.13
  Net realized and unrealized gain (loss)             1.25             1.74           (1.72)      (3.80)       2.36        3.08
                                                  --------         --------        --------    --------    --------    --------

Total income (loss) from investment operations        1.33             1.87           (1.63)      (3.70)       2.48        3.21
                                                  --------         --------        --------    --------    --------    --------

Less dividends and distributions from:
  Net investment income                              (0.14)               -           (0.27)          -           -           -
  Net realized gain                                      -                -               -       (3.18)      (2.92)      (1.88)
                                                  --------         --------        --------    --------    --------    --------
Total dividends and distributions                    (0.14)               -           (0.27)      (3.18)      (2.92)      (1.88)
                                                  --------         --------        --------    --------    --------    --------

Net asset value, end of period                    $  14.89         $  13.70        $  11.83    $  13.73    $  20.61    $  21.05
                                                  ========         ========        ========    ========    ========    ========

TOTAL RETURN+                                         9.74%(1)        15.81%         (12.20)%    (20.95)%     11.19%      16.93%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                              1.11%(2)         1.20%           1.15%       1.10%       1.05%       1.13%
Net investment income                                 1.14%(2)         1.04%           0.64%       0.60%       0.47%       0.67%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $ 45,270         $ 42,454        $ 39,716    $ 49,539    $ 54,016    $  5,657
Portfolio turnover rate                                 43%(1)           89%             51%         86%         71%         56%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

37908RPT-RA04-00243P-Y04/04

[GRAPHIC]

MORGAN STANLEY FUNDS


                                                                  Morgan Stanley
                                                                 European Growth
                                                                            Fund


                                                               Semiannual Report
                                                                  April 30, 2004


[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Growth Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2004